Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Operating activities
Net loss	$ (12,159,174)	$ (36,350,790)	$ (19,588,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion expense	6,584	12,671	294,000
Amortization and depreciation of equipment and intangible assets	18,436	157,760	985,895
Amortization of right-of-use assets		185,053	421,984
Change in unrealized gains/losses on warrant liabilities	(131,250)	73,885
Common shares issued for services	115,500	1,351,808	185,129
Financial guarantee liability	901,095	182,200
Foreign exchange loss (gain)	238,206	(39,050)	(11,085)
Gain on debt modification	(56,264)
Gain (loss) on sale/abandonment of assets, net		(804,429)	1,303,278
Loss on impairment of equipment			3,901
Loss on impairment of intangible assets		12,116,908	6,625,246
Other income - premium on loans payable	(50,949)
Share-based payments	1,231,400	826,632	1,597,655
Unidentifiable assets acquired		16,666,666
Changes in working capital accounts:
Amounts receivable	(181,029)	(349,896)	(92,879)
Prepaids and other current assets	10,288	(269,998)	10,415
Deposit			(177,300)
Accounts payable and accrued liabilities	(1,157,595)	(993,932)	1,050,328
Due to related parties	(516,793)	69,631	(329,446)
Income tax payable	166,667
Deferred revenue			(159,000)
Net cash used in operating activities	(11,202,820)	(7,164,881)	(7,880,641)
Investing activities
Acquisition obligation			(432,923)
Cash acquired through acquisitions		25,065
Loans receivable, net			(165,428)
Purchase of property and equipment		(10,153)	(542,742)
Purchase of intangible assets		(86,462)
Net cash used in investing activities		(71,550)	(1,141,093)
Financing activities
Lease payments		(499,929)	(559,580)
Payment for debt modification			(250,000)
Proceeds from (repayment of) convertible debenture	(250,000)	600,000	(3,250,000)
Proceeds from exercise of warrants		189,600
Proceeds from issuance of common shares and warrants, net	11,440,705	1,289,343	16,310,000
Proceeds from issuance of special warrants, net		2,510,630
Repayment of loan payable	120,000
Repayment of promissory note			(24,000)
Shelf prospectus transaction costs	(77,184)
Net cash provided by financing activities	11,233,521	4,089,644	12,226,420
Effects of exchange rate changes on cash	(11,910)	19,805	2,218
Net change in cash	18,791	(3,126,982)	3,206,904
Cash - beginning of period	154,722	3,281,704	74,800
Cash - end of period	$ 173,513	$ 154,722	$ 3,281,704